Note 16 - Stock-based Compensation Plans (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost	$ 600	$ 100
Employee Service Share-based Compensation, Tax Benefit from Exercise of Stock Options	$ 1,600	$ 1,600	$ 1,600
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	657,209	526,321	468,889
Stock Issued During Period, Shares, Stock Options Settled for Cash and Shares Issued from Treasury, Shares	0	0	446,875
Common Shares Settlement of Stock Options			$ 4,400
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	274,500	170,932	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 5.26	$ 4.46	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 2,500	$ 1,800	$ 500
Share Based Compensation Arrangement by Share Based Payment Award Options, Settled in Period Total Intrinsic Value	0	$ 0	6,700
Less Than [Member]
Cash Settlement of Stock Options			2,600
Employee Stock Option [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 1,600
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 36 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 800
Performance Shares [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 1,600
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 182 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 1,700
Restricted Stock Units (RSUs) [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 800
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 255 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 800
Shareholder-Approved Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	520,709
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	274,500	170,932
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 5.26	$ 4.46
Shareholder-Approved Stock Option Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	4,273,332
Outside of Shareholder-approved Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	136,500
Other than Shareholder-approved Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	175,000
Deferred Share Unit Plan [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 0	$ 0
Deferred Share Units Outstanding Number	242,082	241,482
Deferred Compensation Share-based Arrangements, Liability, Current and Noncurrent	$ 6,800	$ 5,200
Deferred Share Units Grants In Period	43,606
Deferred Share Units Redeemed and Settled in Cash	43,006
Deferred Share Units Compensation Expense	$ 2,300	1,600	1,900
Cash-Settled Restricted Share Unit [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	900	900
Deferred Compensation Share-based Arrangements, Liability, Current and Noncurrent	800	800
Cash Settled Restricted Share Units Compensation Expense	$ 1,000	$ 800	$ 700